Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2021
Interests In Other Entities [Abstract]
Schedule of movement in the group's investments in associates and joint ventures
(a) An analysis of the movement in the group’s investments in associates and joint ventures is as follows:

	Moët Hennessy £ million	Others £ million	Total £ million
Cost less provisions
At 30 June 2019	3,040	133	3,173
Exchange differences	78	4	82
Additions	—	47	47
Share of profit after tax	285	(3)	282
Disposals	—	(1)	(1)
Dividends	—	(4)	(4)
Share of movements in other comprehensive income and equity	(8)	—	(8)
Step acquisitions	—	(11)	(11)
Transfer	—	(2)	(2)
Other	—	(1)	(1)
At 30 June 2020	3,395	162	3,557
Exchange differences	(228)	(12)	(240)
Additions	—	38	38
Share of profit after tax	335	(1)	334
Dividends	(289)	(1)	(290)
Share of movements in other comprehensive income and equity	(85)	—	(85)
Transfer	—	2	2
Impairment charged during the year	—	(8)	(8)
At 30 June 2021	3,128	180	3,308
(1)     Investment in associates balance includes loans given to and preference shares invested in associates of £108 million (2020 – £82 million).
(2)    If certain performance targets are met by associates in the Distill Ventures programmes, an additional £33 million (2020 – £22 million) will be invested in those associates.

Schedule of income statement of associates
(b) Income statement information for the three years ended 30 June 2021 and balance sheet information as at 30 June 2021 and 30 June 2020 of Moët Hennessy is as follows:

	2021 £ million	2020 £ million	2019 £ million
Sales	4,819	4,425	4,713
Profit for the year	985	838	911
Total comprehensive income	999	765	865

Schedule of balance sheet of associates

	2021 £ million	2020 £ million
Non-current assets	5,320	5,310
Current assets	7,800	8,352
Total assets	13,120	13,662
Non-current liabilities	(1,665)	(1,480)
Current liabilities	(2,256)	(2,197)
Total liabilities	(3,921)	(3,677)
Net assets	9,199	9,985
(1) Including acquisition fair value adjustments principally in respect of Moët Hennessy’s brands and translated at £1 = €1.17 (2020 – £1 = €1.09).